Financial instruments - Contractual future cash outflows for long-term debt (Details) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 499
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	37
Payables and accrued liabilities	722
Electricity swaps	4
Cash outflows	1,262
Later than five years and not later than ten years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	500
Interest on long-term debt	33
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	42
Payables and accrued liabilities	722
Electricity swaps	7
Cash outflows	1,304
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	19
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	12
Payables and accrued liabilities	722
Electricity swaps	(1)
Cash outflows	752
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	500
Interest on long-term debt	14
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	8
Payables and accrued liabilities	0
Electricity swaps	(2)
Cash outflows	520
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	7
Payables and accrued liabilities	0
Electricity swaps	(1)
Cash outflows	6
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	3
Payables and accrued liabilities	0
Electricity swaps	1
Cash outflows	4
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	12
Payables and accrued liabilities	0
Electricity swaps	10
Cash outflows	$ 22